Variable Interest Entities (Details Narrative) $ in Thousands, ft² in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) a ft² Integer	Dec. 31, 2022 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Area of a real estate property | ft²	5.4
Number of parking spaces | Integer	15,700
Assets	$ 423,237	$ 436,113
Liabilities	$ 220,282	249,105
Cardinal Lot [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Area of a real estate property | a	2.56
Number of parking spaces | Integer	376
MVP St. Louise [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets	$ 13,000	12,600
Liabilities	$ 6,600	$ 6,200
MVP St. Louise [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	51.00%